AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
(File No. 33-42101)
Post-Effective Amendment No.   14

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X] (File No. 811-6373)
Post-Effective Amendment No.  15

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        Paul E. Rasmussen, Vice President
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                           220 Pillsbury Center South
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
___      immediately upon filing pursuant to paragraph (b) of rule 485
XX       on November 28, 1997 pursuant to paragraph (b) of rule 485
___      60 days after filing pursuant to paragraph (a)(1) of rule 485
___      on (specify date) pursuant to paragraph (a)(1) of rule 485
___      75 days after filing pursuant to paragraph (a)(2) of rule 485
___      on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

                                EXPLANATORY NOTE

         Sit Mutual Funds, Inc. (the "Registrant") (Registration Nos. 33-42191 and 811-6373) offers its shares in multiple series pursuant to Section 18(f)(2) under the Investment Company Act of 1940 and pursuant to the Registrant's Articles of Incorporation. The Registrant's Series A common shares (representing interests in a series named Sit International Growth Fund), Series B common shares (representing interests in a series named Sit Balanced Fund), Series C common shares (representing interests in a series named Sit Developing Markets Growth Fund), and Series D common shares (representing interests in a series named Sit Small Cap Growth Fund) have previously been registered with the Securities and Exchange Commission (the "SEC").

         Series E common shares (which will represent interest in a series to be named Sit Science and Technology Growth Fund) was filed with the SEC on July 17, 1997 and an effective date of October 1, 1997 was designated. Post-Effective Amendment No. 13 was filed on September 29, 1997 for the purpose of requesting an extension of the effective date from October 1, 1997 to November 28, 1997. Final confirmation of a November 28, 1997 effective date is pending.

         Series F common shares (which will represent interest in a series to be named Sit Regional Growth Fund) was filed with the SEC on September 17, 1997 and an effective date of November 28, 1997 was designated. Correspondence was filed with the SEC on October 22, 1997 for the purpose of requesting acceleration of the effective date from December 1, 1997 to November 28, 1997. Although a November 28, 1997 effective date was originally designated, because the Amendment was filed on September 17, 1997 for the purpose of adding a series, the automatic effective date 75 days after filing is December 1, 1997. Final confirmation of a November 28, 1997 effective date is pending.

         The Registrant is herewith (i.e., in connection with this Post-Effective Amendment No. 14) submitting a combined Series E and Series F Prospectus under Part A and a combined Series E and Series F Statement of Additional Information under Part B and several exhibits under Part C. In addition, the Registrant is changing the name of the Series E Fund, from Sit Science and Technology Fund to Sit Science and Technology Growth Fund. All such changes are non-material and do not contain disclosures which would render it ineligible to become effective on November 28, 1997, the date designated by the Registrant on the facing sheet of the Amendment, pursuant to Rule 485(b).


                             SIT MUTUAL FUNDS, INC.
                                    FORM N-1A
                              CROSS-REFERENCE SHEET

ITEM
NUMBER         CAPTION                                  PROSPECTUS CAPTION
------         -------                                  ------------------
1              Cover Page                               Inside Cover of Prospectus

2              Synopsis                                 Prospectus Summary

3              Condensed Financial Information          Not Applicable

4              General Description of Registrant        Investment Objective and Investment Policies; Capitalization
                                                        and Voting Rights; Additional Information

5              Management of the Fund                   Summary of Fund Expenses; Custodian and Transfer Agent;
                                                        Management; Additional Information

6              Capital Stock and Other                  Dividend Reinvestment; Securities Exchanges; Capitalization
                                                        and Voting Rights; Taxes; Additional Information

7              Purchase of Securities Being Offered     How to Purchase Fund Shares; Exchanges; Retirement
                                                        Accounts; Computation of Net Asset Value

8              Redemption or Repurchase                 Redemption of Fund Shares

9              Pending Legal Proceedings                Not Applicable

10             Cover Page                               Cover Page of Statement of Additional Information

11             Table of Contents                        Table of Contents

12             General Information and History          Not Applicable

13             Investment Objective and Policies        Additional Investment Restrictions;

14             Management of the Fund                   Management; Investment Adviser

15             Control Persons and Principal Holders    Control Persons and Principal Holders of Securities
               of Securities



ITEM
NUMBER         CAPTION                                  STATEMENT OF ADDITIONAL INFORMATION CAPTION
------         -------                                  -------------------------------------------

16             Investment Advisory and Other Services   Investment Adviser

17             Brokerage Allocation                     Brokerage

18             Capital Stock and Other Securities       In Prospectus - Capitalization and Voting Rights

19             Purchase, Redemption and Pricing of      Computation of Net Asset Value
               Securities Being Offered

20             Tax Status                               Taxes

21             Underwriters                             Distributor

22             Calculation of Performance Data          Calculation of Performance Data

23             Financial Statements                     Financial Statements


[wrapper]

                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND
                            SIT REGIONAL GROWTH FUND

                                   PROSPECTUS

                                NOVEMBER 28, 1997

                              THE SIT MUTUAL FUNDS
                         A FAMILY OF 100% NO-LOAD FUNDS

                                SIT MUTUAL FUNDS

[wrapper]

                                SIT MUTUAL FUNDS

                   4600 Norwest Center - Minneapolis, MN 55402 www.sitfunds.com; e-mail: info@sitfunds.com
                          612-334-5888 or 800-332-5580

(CHART)


                               OUR FAMILY OF FUNDS

Stability:                 Income:                    Growth:               High Growth:
Safety of principal        Increased income           Long-term capital     Long-term
and current income                                    appreciation and      capital
                                                      income                appreciation

Funds:

Money Market               U.S. Govt. Securities      Large Cap Growth      Mid Cap Growth
                                                      Balanced              International Growth

                           Tax-Free Income            Regional Growth       Small Cap Growth
                           MN Tax-Free Income                               Developing Markets Growth
                           Bond                                             Science and Technology Growth

                  Principal Stability                                Growth
                  & Current Income                                   Potential



NOT PART OF THE PROSPECTUS

Prospectus Supplement
--------------------------------------------------------------------------------


Sit Mutual Funds, Inc. is soliciting subscriptions for shares of Sit Science and Technology Growth Fund and the Sit Regional Growth Fund during an initial offering period currently scheduled from November 28, 1997 through December 15, 1997 (the "Subscription Period"). The subscription price will be the Funds' initial net asset value of $10.00 per share. Orders to purchase shares of either Fund received during the Subscription Period will be accepted when the Funds begin operations. Checks accompanying orders received during the Subscription Period will be held uninvested by the Fund's transfer agent until the close of business on December 15, 1997.

There can be no guarantee that either Fund's net asset value after the close of the Subscription Period will be more than $10.00 per share.

Supplement dated November 28, 1997 to
Prospectus dated November 28, 1997 of Sit Mutual Funds, Inc.

================================================================================

                                   PROSPECTUS

                                November 28, 1997

The Funds have the following investment objectives:

SCIENCE AND TECHNOLOGY GROWTH FUND
The objective of the Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of companies which Sit Investment Associates, Inc. (the "Adviser") expects to benefit from the development, improvement, advancement and use of science and technology. During normal market conditions, at least 80% of the Fund's total assets will be invested in such securities. The Fund emphasizes securities of companies that the Adviser believes have potential for long-term capital growth.

REGIONAL GROWTH FUND
The objective of the Fund is to maximize long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of companies with their headquarters in Minnesota, Iowa, Missouri, North Dakota, South Dakota, Nebraska, Kansas, Wisconsin, Illinois, Michigan, Indiana, and Ohio. During normal market conditions, at least 80% of the Fund's total assets will be invested in such securities. The Fund emphasizes securities of companies that the Adviser believes have potential for long-term capital growth.



This Prospectus concisely sets forth facts about the Funds that you should know before investing and it should be retained for future reference. You should read it to decide if either of the Funds are the right investment for you. Additional facts about each Fund are contained in a Statement of Additional Information (dated November 28, 1997) which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Funds. Information is also available on the Securities and Exchange Commission's Internet web site at http://www.sec.gov.

This Prospectus does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND
                            SIT REGIONAL GROWTH FUND

                                                  TABLE OF CONTENTS

Summary of Fund Expenses.......................    4              Temporary Defensive Investments..........    8
Performance....................................    5              Ratings of Debt Securities...............    8
Investment Objectives & Policies...............    5              Fund Borrowing...........................    9
     Science & Technology Growth Fund .........    6          Computation of Net Asset Value...............    9
     Regional Growth Fund......................    6          How to Purchase Fund Shares..................    9
Common Policies & Information..................    7          Redemption of Fund Shares....................   10
     Securities Lending........................    7          Exchanges....................................   12
     Puts and Calls............................    7          Dividends....................................   13
     When Issued and Forward                                  Retirement Accounts..........................   13
          Commitment Securities and                           Custodian and Transfer Agent.................   13
           Repurchase Agreements...............    7          Management...................................   13
     Illiquid Securities.......................    7          Taxes........................................   14
     Investment in Sit Money Market Fund.......    8          Capitalization and Voting Rights.............   15
     Portfolio Turnover........................    8          Additional Information.......................   16


                               PROSPECTUS SUMMARY

THE FUNDS
The Funds are each 100% no-load, open-end, diversified, management investment companies (commonly known as "mutual funds"), as defined in the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT OBJECTIVES AND POLICIES
The investment objectives of the Funds are set forth on page 1 of this prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objectives of either Fund will be achieved.

INVESTMENT ADVISER
Sit Investment Associates, Inc. (the "Adviser") serves as the investment adviser to each Fund and receives an annual fee based on a percentage of average daily net assets. The percentage varies from Fund to Fund. The Adviser manages more than $5 billion for both public and private clients, including over $1 billion for the 13 Sit Mutual Funds.

PRICE OF FUND SHARES
Fund shares are sold at their net asset value ("NAV"). There is no sales charge or redemption fee. The NAV is based upon the market value of the securities owned by a Fund and is determined once daily as of the close of the New York Stock Exchange on each day the Exchange is open for trading.

HOW TO PURCHASE SHARES
You can purchase shares of either Fund with no sales charges at the next determined NAV by completing the application and mailing it, along with a check to the Funds at the address as listed on the inside back cover of this prospectus or as instructed on the application.

                                  100% NO-LOAD
                              NO SALES COMMISSIONS
                            NO DEFERRED SALES CHARGES
                                  NO 12b-1 FEES

         $2,000 MINIMUM INITIAL INVESTMENT-- $100 SUBSEQUENT INVESTMENT
              NO MINIMUM INVESTMENT FOR IRAS, RETIREMENT PLANS, OR
               GIFTS OR TRANSFERS TO MINORS (UGMA / UTMA) ACCOUNTS

           ELECTRONIC TRANSFER OF FUNDS FOR PURCHASES AND REDEMPTIONS
                        AUTOMATIC MONTHLY INVESTMENT PLAN
                             NO CHARGE FOR EXCHANGES


SUMMARY OF FUND EXPENSES

The fund expense summary was developed for use by all mutual funds. You should consider this expense information as well as other important information in this prospectus.

                                                                    Science &              Regional
                                                                   Technology               Growth
                                                                      Fund                   Fund
                                                                      ----                   ----
SHAREHOLDER TRANSACTION EXPENSES
Sales load on purchases...............                                none                    none
Sales load on reinvested dividends....                                none                    none
Deferred sales load ..................                                none                    none
Redemption fees   ....................                                none                    none
Exchange fees   ......................                                none                    none

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average daily net assets)
Management fees (after fee waiver)....                                1.25%                   1.00%
12b-1 fees............................                                none                    none
Other expenses  ......................                                none                    none
                                                                      ----                    ----
Total fund operating expenses
   (after fee waiver) ................                                1.25%                   1.00%
                                                                      ====                    =====
------------------------

     EXAMPLE:  You would pay the following expenses on a $1,000 investment, assuming (a) 5% annual rate of return and (b) redemption at the end of each period.
         1 year ......................                               $  13                   $  10
         3 years......................                                  40                      32
         5 years......................                                  69                      55
         10 years.....................                                 152                     122


The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. No transaction expenses are incurred by you when you buy or sell shares of the Funds. Management fees and other expenses are reflected in each Fund's share price and are not charged directly to individual shareholder accounts.

The examples contained in the above table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Each Fund has engaged the Adviser as its investment adviser pursuant to an Investment Management Agreement. Absent voluntary fee waivers by the Adviser, the Science and Technology Growth Fund and the Regional Growth Fund are obligated under each Fund's Investment Management Agreement to pay the Adviser annual management fees of 1.50%, and 1.25% per year, respectively, of the Fund's average daily net assets; however, the Adviser is obligated to pay all of the Fund's other expenses (other than extraordinary expenses, interest, brokerage commissions and other transaction charges). See "Management - Investment Adviser" for more information. For the period of inception through December 31, 1998, the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses except those not payable by the Adviser as set forth above) of each Fund to 1.25% and 1.00% per year, respectively, of the Fund's average daily net assets. After December 31, 1998, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

PERFORMANCE

From time to time the Funds may refer to monthly, quarterly, yearly or cumulative total return and average annual total return in advertisements or other sales literature. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Monthly, quarterly, yearly and CUMULATIVE TOTAL RETURNS are computed by finding the rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. AVERAGE ANNUAL TOTAL RETURN is computed by finding the average annual compounded rates of return over the indicated periods that would equate the initial amount invested to the ending redeemable value. In calculating ending redeemable value, all income and capital gains distributions are assumed to be reinvested in additional Fund shares. Because average annual returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

In advertising and sales literature the Funds may compare performance with that of other mutual funds, indices and other competing investment and deposit products. The composition of these indices or products differs from that of the Funds. The comparison of the Funds to an alternative investment should be made with consideration of differences in features and expected performance. The Funds may also be mentioned in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indices, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Calculation of Performance Data" in the Statement of Additional Information.

The Standard & Poor's 500 Stock Index and the Russell 3000 Index are unmanaged lists of common stocks frequently used as general measures of market performance. The Pacific Stock Exchange Technology Index (the "PSE Tech 100") is a price-weighted, broad-based index of 100 listed and over-the-counter stocks, populating 15 industries. The annual and cumulative changes for the indices reflect reinvestment of all distributions and changes of market prices. No adjustment has been made for a shareholder's income tax liability on dividends or capital gains and no brokerage commissions or other fees were factored into these indexes. The Lipper mutual fund indices are equally weighted indices each composed of the 30 largest mutual funds within their respective investment objective classification, adjusted for the reinvestment of capital gains distributions and income dividends. Lipper Analytical Services, Inc. is a large independent evaluator of mutual funds. The risk-adjusted performance ratings assigned by Morningstar Publications, Inc. may also be referenced.

For additional information regarding the calculation of return see "Calculation of Performance Data" in the Statement of Additional Information. Additional performance information regarding the Funds is included in the Funds' annual report, which will be mailed to shareholders without charge upon request.

INVESTMENT OBJECTIVES & POLICIES

The investment objective of each Fund is set forth on page 1 of this Prospectus. The investment objective of each Fund is "fundamental," which means that it may not be changed unless approved by a vote of the "majority" of the shareholders of such Fund (as defined in the 1940 Act). There can be no assurance that the investment objective of either Fund will be achieved.

In seeking their investment objectives, the Funds will be subject to the following policies and limitations. Except as indicated, these policies are not fundamental and may be changed by the Boards of Directors without shareholder approval.

SCIENCE & TECHNOLOGY GROWTH FUND
The Fund invests primarily in common stocks of companies which the Adviser expects to benefit from the development, improvement, advancement and use of science and technology. During normal market conditions, at least 80% of the Fund's total assets will be invested in such securities. The Fund emphasizes securities of companies that the Adviser believes have potential for long-term capital growth.

Science and technology companies include those whose processes, products or services, in the judgment of the Adviser, are or may be expected to significantly benefit from scientific developments and the application of technical advances in industry, manufacturing and commerce resulting from improving technology in such fields as, for example, aerospace, chemistry, electronic components and systems, environmental services, genetic engineering, geology, information sciences (including computers, software and peripheral products), medicine (including pharmacology, biotechnology and biophysics), hospital supply and medical devices. This investment policy permits the Adviser to seek stocks of science and technology companies having superior growth potential in virtually any industry in which they may be found.

Since a relatively high percentage of the assets of the Fund may be invested in the securities of issuers which will be in the same or related economic sectors, the Fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of investment companies which invest in a greater number of economic sectors. The Fund may involve significantly greater risks and therefore may experience greater volatility than such funds. Many products and services of science and technology companies may become rapidly obsolete due to technological and scientific advances. In addition, competitive pressures may have a significant effect on the financial condition of science and technology companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

The Fund's strategies in seeking to achieve its investment objective may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources as well as their susceptibility to major setbacks or downturns.

The Fund may purchase securities convertible into common stocks, preferred stocks and warrants. The Fund may invest in securities not listed on a national securities exchange but generally such securities will have an established over-the-counter market. Most of the Fund's investments are in common stocks or securities convertible into common stocks. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

FOREIGN SECURITIES. The Fund may invest up to 20% of its net assets in foreign corporate equity securities. All foreign equity securities are limited to American Depository Receipts (ADRs), which are traded in U.S. dollars, or in stocks listed on U.S. exchanges including NASDAQ or on the Toronto Stock Exchange. Foreign investments are subject to certain unique risks, such as fluctuations in the value of the currencies, and potential adverse political and economic developments. There also may be less publicly available information about foreign issuers, and foreign issuers generally are not subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers.

REGIONAL GROWTH FUND
The Fund invests primarily in common stocks of companies with their headquarters in Minnesota, Iowa, Missouri, North Dakota, South Dakota, Nebraska, Kansas, Wisconsin, Illinois, Michigan, Indiana, and Ohio. During normal market conditions, at least 80% of the Fund's total assets will be invested in such securities. The Fund emphasizes securities of companies that the Adviser believes have potential for long-term capital growth.

The Fund invests primarily in common stocks of grow-ing companies which in the Adviser's opinion have the following general characteristics: (i) potential for outstanding long-term earnings growth, (ii) stable demand for a high quality product or service, (iii) stable product demand, (iv) experienced and able management, and (v) a sound financial strategy.

The Fund's investments will be concentrated in a geographic region and will be subject to adverse economic, political or other developments in that region. Although the region in which the Fund principally invests has a diverse industrial base, which includes but is not limited to agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial and other services, insurance, health care, computer technology and medical technology. However, this industrial base is not as diverse as that of the country as a whole. The Fund may be less diversified by industry and company than other funds with similar investment objectives and no geographic limitation.

The Fund's strategy in seeking to achieve its investment objective may lead to investments in smaller companies. Securities of smaller companies may be more volatile due to their limited product lines, markets, or financial resources as well as their susceptibility to major setbacks or downturns.

The Fund may purchase securities convertible into common stocks, preferred stocks and warrants. The Fund may invest in securities not listed on a national securities exchange but generally such securities will have an established over-the-counter market. Most of the Fund's investments are in common stocks or securities convertible into common stocks. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

COMMON POLICIES & INFORMATION

SECURITIES LENDING
From time to time, each of the Funds may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund's total net assets. In connection with such loans, a Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit issued by domestic financial institutions which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities.

PUTS AND CALLS
A put option gives the purchaser the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. A call option gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. While the Funds do not anticipate utilizing puts and calls on a regular basis, the Funds may from time to time write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. The Funds will not write unsecured put options but may write fully covered call options. The aggregate cost of all outstanding options purchased and held by either Fund will at no time exceed 5% of the Fund's total net assets. Refer to the Statement of Additional Information for further information.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES AND REPURCHASE AGREEMENTS
Each of the Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Each of the Funds may invest in repurchase agreements. See the Statement of Additional Information for further information.

ILLIQUID SECURITIES

Each of the Funds may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the particular Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the

"SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Funds' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT IN SIT MONEY MARKET FUND
Each of the Funds may invest up to the greater of 5% of their total net assets or $2.5 million in Sit Money Market Fund ("Money Market Fund"), which also is advised by the Adviser, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Funds and the Adviser by the Securities and Exchange Commission. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Funds, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of Money Market Fund. This requirement is intended to prevent shareholders of the Funds from being subjected to double management and other asset-based fees as a result of a Fund's investments in Money Market Fund.

PORTFOLIO TURNOVER
To attain the investment goals of each Fund, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of a Fund's assets to cash or short-term securities as a temporary, defensive position.

Generally, neither Fund will trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for a Fund and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income. A Fund's turnover rate may vary from year to year. For additional information, refer to the "Taxes" section below and the "Taxes" and "Brokerage" sections in the Statement of Additional Information. It is expected that each Fund's portfolio turnover rates during the first year of operation will be less than 100%.

TEMPORARY DEFENSIVE INVESTMENTS
For temporary defensive purposes in periods of unusual market conditions, each of the Funds may invest all or a portion of their assets in cash, short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements.

RATINGS OF DEBT SECURITIES
The debt securities purchased by each Fund will be investment grade at the time of investment purchase. Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Corporation ("S& P"), Fitch

Investors Service, Inc. ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"); or Aaa, Aa, A or Baa by Moodys Investors Services ("Moody's"), or if unrated, are determined by the Adviser to be of comparable quality. See the Statement of Additional Information for further information about ratings.

The commercial paper purchased by each Fund will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody's or A-1 by S& P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P. The Fund will not be required to sell a security in response to its rating being lowered, however, the Advisor will evaluate such a security at that time.

FUND BORROWING
In the event of an emergency or extraordinary situation, each Fund may enter into a temporary borrowing arrangement to meet its cash obligations. Such temporary borrowing is limited to emergency purposes and not for the purchase of investments, and then not in excess of 33-1/3% of the Fund's total net assets.

COMPUTATION OF NET ASSET VALUE

Net asset value per share (the value of an individual share in a Fund) is determined as of the close of the New York Stock Exchange (NYSE) on each day that the exchange is open for business. Normally the NYSE closes at 3:00 p.m. Central time. The net asset value is calculated by dividing the total value of a Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund will fluctuate.

Securities which are traded on an exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is generally valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value using methods selected in good faith by the Boards of Directors.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

HOW TO PURCHASE FUND SHARES

Shares of the Funds may be purchased without a sales commission at the net asset value per share (see "Computation of Net Asset Value") next determined after receipt of a purchase order in proper form. The minimum initial investment is $2,000 for each Fund and additional investments must be at least $100. Accounts may be established with a $500 minimum initial purchase if an Automatic Investment Plan for at least $100 per month is also established. The minimum purchase requirements do not apply to UGMA/UTMA accounts or retirement accounts (see "Retirement Accounts").

SEE THE INSIDE BACK COVER OF THIS PROSPECTUS FOR THE FUNDS' MAILING ADDRESS, TELEPHONE NUMBERS, AND WIRE INSTRUCTIONS.

INITIAL INVESTMENT

BY MAIL. To open an account, complete and sign an application and mail it with a check to the Funds as instructed on the application.

BY WIRE. Shares of the Funds may be purchased by wiring Federal Funds from your bank, which may charge you a fee. Before money is wired for an initial purchase (new account), you must call the Funds and provide the following information: name or names of the account registration; address; social security or tax identification number; the amount being wired; the name of the wiring bank; and the name and telephone number of the person at your bank. The Funds will provide you with an account number and your bank must then wire the specified amount (minimum $2,000 if non-retirement account) to your account.

YOU MUST MAIL A COMPLETED APPLICATION TO THE FUNDS AFTER OPENING AN ACCOUNT BY WIRE TRANSFER. IF A COMPLETED APPLICATION IS NOT RECEIVED OR YOUR SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER IS NOT CERTIFIED WITH A FORM W-9, YOUR ACCOUNT WILL BE SUBJECT TO BACK-UP WITHHOLDING WITHIN 60 DAYS.

Wire orders will be accepted only on a day on which the Funds and the Funds' Transfer Agent are open for business. A WIRE PURCHASE WILL NOT BE CONSIDERED MADE UNTIL THE WIRED MONEY IS RECEIVED AND THE PURCHASE IS ACCEPTED BY THE FUND. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Funds' Transfer Agent.

WHEN ORDERS ARE EFFECTIVE
Purchases made by mail will be invested at the net asset value per share next determined after receipt of the purchase order in proper form.

Purchases transmitted by wire to the Funds and received prior to the close of the New York Stock Exchange (NYSE), normally 3:00 p.m. Central time, will be invested at the net asset value per share calculated for that day. If received after this deadline, the purchase will be made at the net asset value next calculated. You become a shareholder after declaration of any dividend on the day on which the order is effective. Dividends begin to accrue after you become a shareholder.

ADDITIONAL INVESTMENTS
BY MAIL. You may make subsequent purchases (minimum $100) by mailing the reinvestment stub attached to your account confirmation statement or a letter of instruction (providing your account number and the name(s) on the account) together with a check made payable to the Fund.

BY WIRE. You may purchase additional shares by wiring Funds. For wire instructions, see the inside back cover of this prospectus. After you have initiated the wire purchase through your bank, please notify the Funds that a wire purchase is being made to your account.

BY ACH. You may purchase shares for non-IRA accounts via electronic transfer of funds if you have selected this option in Step 4 of the application. If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time, your purchase will be effective at the net asset value on the next business day (on which the net asset value is calculated) after your telephone call and your bank account will be debited within 1 to 2 business days.

BY AUTOMATIC INVESTMENT PLAN. After your initial investment you can make automatic monthly purchases on any day of the month of $100 or more. To use this option, you must complete the Automatic Investment Plan section of the application or if adding this option to an existing account, the Change of Account Options form. Changing an account option requires a signature guarantee. You can change the amount or terminate this option by written notice to the Fund at any time.

OTHER INVESTMENT INFORMATION
All purchases are subject to acceptance by authorized officers of the Funds and are not binding until accepted. The Funds reserve the right to reject purchase orders when, in the judgment of management, such rejection is in the best interests of the Funds. At their discretion, the Funds may accept telephone purchases and redemptions from a broker and/or a broker-dealer. Investors who purchase or redeem shares through a broker and/or a broker-dealer may be charged transaction fees or other fees by such broker-dealer.

REDEMPTION OF FUND SHARES

You may redeem (sell) all or a portion of your shares at any time that the net asset value is calculated. Shares will be redeemed at the net asset value per share next determined after the request is received. A redemption may be more or less than your cost depending on the market value of the Fund's securities. IF YOU REQUEST A REDEMPTION AFTER A PURCHASE BY NONGUARANTEED FUNDS, E.G., A PERSONAL CHECK, THE FUND MAY DELAY SENDING YOUR REDEMPTION PROCEEDS UNTIL YOUR CHECK HAS CLEARED (GOOD PAYMENT HAS BEEN COLLECTED) WHICH MAY TAKE UP TO TEN DAYS. YOU MAY AVOID THIS DELAY BY PURCHASING SHARES WITH A CERTIFIED CHECK OR BANK WIRE OF FEDERAL FUNDS.

Each Fund may suspend redemption privileges or postpone the date of payment (1) during any period that the New York Stock Exchange is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission, (2) during any period when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the Securities and Exchange Commission may permit.

BY MAIL. You may request a redemption by sending a written request in "good order" to the Funds. "Good order" means that the request for redemption must include the following:

1. A letter of instruction specifying the name of the Fund, account number and number of shares or dollar amount to be redeemed, signed by all reg- istered owners exactly as their names appear on the account.

2. Other supporting legal documents as required for estates, trusts, guardianships, custodianships, corporations, pension and profit sharingplans and other organizations.

Payment will generally be made within 7 days after receipt of a redemption request in "good order". A request for redemption cannot be canceled or revoked. A SIGNATURE GUARANTEE IS REQUIRED IF YOU REQUEST A REDEMPTION TO BE MADE PAYABLE TO SOMEONE OTHER THAN THE REGISTERED OWNERS AND/OR IF YOU REQUEST THE PROCEEDS TO BE SENT TO AN ADDRESS OTHER THAN THE REGISTERED ADDRESS.

If you are uncertain of the requirements for redemption, write or call the Funds at 800-332-5580 or 612-334-5888.

BY WIRE. If you desire to make a redemption by wire of federal funds, a written request in "good order" must first be received by the Funds. Your request should contain specific wire instructions including the bank to which the proceeds are to be wired, its address, your account number and be signature guaranteed. Shares will be redeemed at the net asset value next determined after the redemption request is received in good order. If the proceeds are wired to your account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to your bank account. You will be required to pay a charge for the wiring cost (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed.

TELEPHONE REDEMPTION
You may redeem up to $50,000 per day by telephone if you have authorized this option for your account. This limitation does not apply to omnibus accounts. For purposes of this limitation, accounts with the same registration in different Funds will be aggregated.

If you call the Funds prior to the close of the NYSE, normally 3:00 p.m. Central time your redemption will be effective at the net asset value that same day. You must complete the Telephone Redemption Authorization section of the application to establish this option. THE FUND WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, AND INCLUDING REQUIRING THAT PAYMENTS BE MADE ONLY TO THE SHAREHOLDER'S ADDRESS OF RECORD OR THE BANK ACCOUNT DESIGNATED ON THE APPLICATION AND REQUIRING CERTAIN MEANS OF TELEPHONIC IDENTIFICATION. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, an exchange or redemption may be difficult to implement at those times.

BY MAIL. Telephone redemption proceeds can be mailed to your address of record. If you wish to change your address, complete the Change of Account Information form, signed by all shareholders.

BY WIRE. Telephone redemption proceeds can be wired to your bank. Proceeds will be wired to your bank account the next business day after you request a telephone redemption. You will be required to pay a charge for the wiring cost (currently $8) which will be deducted from the balance of your account or from the account being wired if your account has been completely redeemed.

BY ACH. Electronic transfer of funds via Automated Clearing House (ACH) is available for redemption of shares for non-IRA accounts. Your bank account will be credited within 1-2 business days after you request a telephone redemption. To establish this option, complete Step 4 of the application.

SYSTEMATIC WITHDRAWAL PLAN
You may establish a Systematic Withdrawal Plan to receive periodic redemptions of at least $100 on a monthly, quarterly, semiannual or annual basis. Systematic withdrawals may eventually exhaust your account. Each withdrawal constitutes a redemption and any gain or loss realized must be recognized for federal income tax purposes.

OTHER REDEMPTION INFORMATION
At the discretion of the Board of Directors, each Fund may involuntarily redeem accounts which have a balance less than $2,000. Such accounts may be redeemed after giving written notice to the registered owner of the account. If the shareholder does not increase the amount of the account above $2,000 within 30 days, the Fund may send the shareholder a check for the redemption proceeds as determined at the next calculated net asset value.

EXCHANGES

An exchange is made by redeeming shares of one Fund and using the proceeds to buy shares of another Sit Fund. There is no charge for this service, but the Funds reserve the right to charge a fee in the future. An exchange results in a sale of shares for federal income tax purposes and you may realize either a capital gain or loss on the shares redeemed. Before making an exchange, you should read the prospectus and consider the investment objective of the Fund to be purchased.

An exchange may be done by telephone (subject to the same procedures for telephone identification as telephone redemption above) or by written request to the Funds. A written request must be signed by all registered owners of the account. There is no charge for this service, but the Fund reserves the right to charge a fee in the future. When you establish your account, the exchange privilege will automatically be established unless you indicate that you do not want it. If your exchange creates a new account, the new account ownership must be identical and you must satisfy the minimum initial purchase requirement. You may make an exchange to a new account or an existing account. There is a limit of four exchanges out of each Fund per year per account. Exchanges may be made only in states where allowed by law.

In addition, each Fund reserves the right to refuse exchanges if, in the Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

SYSTEMATIC EXCHANGE PLAN
If you wish to exchange fixed periodic amounts between Funds, you may establish the Systematic Exchange Plan. You may exchange a predetermined amount from one Fund to another Fund on the first business day of the month. An exchange may be done monthly, or you may choose which months you wish to have the exchange made. Systematic exchanges are subject to the same requirements as other exchanges.

DIVIDENDS

The policy of each of the Funds is to distribute an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

When either Fund sells portfolio securities it may realize a gain or loss, depending on whether it sells them for more or less than its cost. Net realized capital gain, if any, will be distributed at least once annually by each Fund.

Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. Dividends may be automatically directed from one Fund to another Fund. You may request a cash payment of dividends and/or capital gain distributions on the application or by separate written notice to the Funds. Shareholders will receive a quarterly statement reflecting the payment and reinvestment of dividends. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

RETIREMENT ACCOUNTS

Taxes on current income can be deferred by investing in Keogh plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit-sharing, employee benefit, deferred compensation and other qualified retirement plans. The federal tax law governing these tax-deferred retirement plans must be complied with to avoid adverse tax consequences.

The Funds are available for your tax-deferred retirement plan with no minimum investment requirements for initial or additional contributions. Such retirement plans must have a qualified plan sponsor or trustee. The Adviser sponsors prototype 401(k), profit sharing, and money purchase plans as well as IRA, SEP-IRA and Keogh plans. You should contact the Adviser for specific plan documentation. You should also consult your tax adviser before investing.

CUSTODIAN AND TRANSFER AGENT

The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, acts as Custodian for each Fund pursuant to the terms of a Custodian Contract. The Custodian holds all securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties, all under the supervision of officers of the Funds or the Adviser.

Pursuant to the terms of a Transfer Agency and Services Agreement and the Accounting Services Agreement with each Fund, First Data Investor Services Group Inc., 4400 Computer Drive, Westboro, MA 01581 is the transfer agent, dividend disbursing agent and accounting services agent for each Fund. First Data Investor Services processes purchase orders, redemption orders and all related shareholder accounting services.

MANAGEMENT

BOARD OF DIRECTORS
The corporate issuer of each of the Funds, Sit Mutual Funds, Inc., has corporate officers and a Board of Directors. Pursuant to Minnesota law, the Board of Directors is responsible for the management of each Fund and the establishment of each Fund's policies. The officers of the Funds manage the day-to-day operation of each Fund.

INVESTMENT ADVISER
Sit Investment Associates, Inc. (the Adviser") was incorporated in Minnesota on July 14, 1981 and serves as the Funds' Investment Adviser pursuant to Investment Management Agreements (the "Agreements"). The Adviser together with its affiliates currently manage public and private accounts with combined assets of approximately $5 billion, including the Sit Mutual Funds. The address of the Adviser is 4600 Norwest Center, Minneapolis, Minnesota 55402.

The Investment Management Agreement of the Science and Technology Growth Fund and the Regional Growth Fund obligates each Fund to pay the Adviser a flat fee of 1.50% and 1.25% per year, respectively, of the Fund's average daily net assets. However, for the period of inception through December 31, 1998, the Adviser has voluntarily agreed to limit each Fund's management fee (and, thereby, all Fund expenses except those not payable by the Adviser as set forth above) to 1.25% and 1.00% per year, respectively, of the Fund's average daily net assets. After December 31, 1998, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion.

PORTFOLIO MANAGEMENT
All investment decisions of the Funds are made by committee. Eugene C. Sit is the Chief Investment Officer of the Adviser and has served as such since the inception of the company in 1981. Eugene C. Sit oversees all investment decisions for each of the Funds. He is the Senior Portfolio Manager for the Science and Technology Growth Fund and the Regional Growth Fund and has held this office since the inception of each Fund.

DISTRIBUTOR
Each Fund has entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as the Funds' principal underwriter. Securities will market each Fund's shares only to certain institutional investors and all other sales of a Fund's shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees or expenses in connection with the Underwriting and Distribution Agreement.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") in order to be relieved of payment of federal income taxes on amounts distributed to shareholders (both net investment income and net realized capital gains).

Dividends paid from each Fund's net investment taxable income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares.

Each Fund will distribute annually any net realized capital gains. Dividends paid from the net capital gains of each Fund and designated as capital gain dividends will be taxable to shareholders as long-term capital dividends, regardless of the length of time for which they have held their shares in the Fund.

For individuals, the Taxpayer Relief Act of 1997 (the "Act") has created new "mid-term capital gain" rates that apply to the sale of capital assets held more than one year but not more than 18 months. Although the Act has not expressly addressed this issue, it is expected that IRS regulations issued pursuant to the Act will provide that regulated investment companies such as the Funds must notify shareholders who are individuals as to whether they must treat capital gain dividends that they receive as mid-term or long-term capital gains.

Gain or loss realized upon the sale of shares in each Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held for more than one year. For shareholders who are individuals, the gain or loss will be considered long-term if the shareholder has held the shares for more than 18 months and mid-term if the shareholder has held the shares for more than one year but not more than 18 months.

After every distribution from each of the Funds, the value of a share drops by the amount of the distribution. If you purchase shares shortly before the record date of a dividend or capital gain distribution, you will pay the full price for the shares ("buying a dividend") and then receive some portion of the price back as a taxable dividend or capital gain distribution. Each Fund's unrealized appreciation on investments, undistributed net investment income and accumulated net realized gains or losses are contained in the annual and semiannual reports in the Statement of Changes in Net Assets.

Pursuant to the Code, distributions of net investment income by the Funds to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Funds to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Funds will report annually to its shareholders the amount of any withholding.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to certain accounts whose owners have not complied with IRS regulations. In connection with this withholding requirement, you will be asked to certify on your account application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% backup withholding for previous underreporting to the IRS.

This is a general summary of the federal tax law in effect as of the date of this prospectus. See the Statement of Additional Information for further details. You may also be subject to state and local taxes, depending on the laws of your home state and locality. Information about the tax status of each year's dividends and distributions will be mailed to shareholders annually.

CAPITALIZATION AND VOTING RIGHTS

Sit Mutual Funds, Inc. is the corporate issuer of each Fund's shares and is organized as a Minnesota corporation as a series fund with one trillion shares of common stock authorized with a par value of one tenth of one cent per share. Sit Mutual Fund, Inc. has only one class of shares which are common shares. Ten billion of these shares have been designated by the Board of Directors for each of six series: Series A Common Shares represent shares of International Growth Fund; Series B Common Shares represent shares of Balanced Fund; Series C Common Shares represent shares of Developing Markets Growth Fund; Series D Common Shares represent shares of Small Cap Growth Fund; Series E Common Shares represent shares of Science and Technology Growth Fund and Series F Common Shares represent shares of Regional Growth Fund. The Board of Directors of Sit Mutual Funds, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. However, the Funds intend to hold meetings of shareholders annually. In addition, certain shareholders under certain circumstances may demand a regular meeting of shareholders pursuant to Minnesota law and the Investment Company Act of 1940. See the Statement of Additional Information for further information.

As of the date of this Prospectus, there were 10 shares of the Science and Technology Growth Fund and the Regional Growth Fund outstanding. All such shares were acquired by the Adviser for investment purposes.

ADDITIONAL INFORMATION

Under Minnesota law, the Board of Directors of the Funds has overall responsibility for managing each Fund, in good faith, in a manner reasonably believed to be in the best interests of each Fund, and with the care an ordinarily prudent person would exercise in similar circumstances.

This prospectus omits certain of the information contained in the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. 20549. Items of information which are omitted may be obtained from the Securities and Exchange Commission upon payment of the fees prescribed by the rules and regulations of the Commission.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may possibly subject each Fund to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined prospectus.

Directors:

          Eugene C. Sit, CFA
          Peter L. Mitchelson, CFA
          William E. Frenzel
          John E. Hulse
          Sidney L. Jones
          Donald W. Phillips

Director Emeritus:

          Melvin C. Bahle

Officers:

          Eugene C. Sit, CFA                 Chairman
          Peter L. Mitchelson, CFA           Vice Chairman
          Mary K. Stern                      President
          Erik S. Anderson, CFA              Vice President - Investments
          Ronald D. Sit, CFA                 Vice President - Investments
          Gary T. Dvorchak, CFA(1)           Vice President - Investments
          Robert W. Sit, CFA(1)              Vice President - Investments
          John T. Groton, Jr. CFA(2)         Vice President - Investments
          John K. Butler, CFA(2)             Vice President - Investments
          Paul E. Rasmussen                  Vice President & Treasurer
          Michael P. Eckert                  Vice President
          Michael J. Radmer                  Secretary
          Carla J. Rose                      Assistant  Secretary
          Debra A. Sit, CFA                  Assistant Treasurer



     (1) Sit Science and Technology Growth Fund only
     (2) Sit Regional Growth Fund only


                                                      NOT PART OF THE PROSPECTUS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND
                            SIT REGIONAL GROWTH FUND
                (Series E and Series F of Sit Mutual Funds, Inc.)

                      4600 Norwest Center, 90 S. 7th Street
                        Minneapolis, Minnesota 55402-4130
                  www.sitfunds.com; e-mail: info@sitinvest.com
                            612-334-5888 800-332-5580

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' prospectus which may be obtained from the Funds without charge by contacting the Funds at 4600 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402-4130. Telephone: (612) 334-5888 or (800) 332-5580. The date of this Statement of Additional Information is November 28, 1997, and it is to be used with the Funds' prospectus dated November 28, 1997.

TABLE OF CONTENTS


                                                                            Page

    Additional Investment Restrictions.....................................2
    Diversification........................................................3
    Additional Investments.................................................3
    Computation of Net Asset Value.........................................6
    Calculation of Performance Data........................................7
    Management.............................................................7
    Investment Adviser....................................................10
    Distributor...........................................................11
    Brokerage.............................................................11
    Control Persons and Principal Holders of Securities...................13
    Taxes.................................................................13
    Financial Statements..................................................14
    Other Information.....................................................14
    Limitation of Director Liability......................................14
    Bond and Commercial Paper Ratings.............................Appendix A

ADDITIONAL INVESTMENT RESTRICTIONS


The investment objective, policies and restrictions of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus. In addition to the restrictions in the Prospectus, each Fund is subject to other restrictions which are fundamental and may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

The Funds are subject to the following fundamental investment restrictions. The Funds will not:

1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily for emergency or extraordinary purposes but not for the purchase of investments, and then not in excess of 33 1/3% of the Fund's net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities; or
8. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 6.

The following investment restrictions of the Funds are not fundamental. The Funds will not:

1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest for the purpose of exercising control or management;
3. Invest more than 15% of its net assets collectively in all types of illiquid securities;
4. Invest in more than 10% of the outstanding voting securities of any one issuer;
5. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets; or
6. Pledge, mortgage or hypothecate the Fund's assets, transfer, assign or otherwise encumber them except to the extent necessary to secure the permitted borrowings.

Additional restrictions of the Funds which are not fundamental provide that the Funds may not engage in arbitrage transactions or write unsecured put options but may write fully covered call options. Each Fund may purchase put and call options provided that the aggregate premiums paid for all such options do not exceed 5% of the Fund's total assets.

DIVERSIFICATION


As a fundamental policy (in addition to the fundamental policies and restrictions set forth in the Prospectus and this Statement of Additional Information), each Fund intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, as set forth above, each Fund has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.



ADDITIONAL INVESTMENTS


OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued and or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities are the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

OBLIGATIONS OF BANKS
Bank money instruments in which the Funds may invest include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor's money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with a Fund's purchase of variable rate certificates of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of its portfolio until such time as the Securities and Exchange Commission has determined otherwise.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Funds only purchase certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Federal Savings and Loan Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by a Fund do not benefit materially from insurance either from the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by a Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

COMMERCIAL PAPER
Short-term debt instruments purchased by the Funds consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

DEPOSITORY RECEIPTS
The Funds may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"). Generally ADRs are U.S. dollar denominated securities designed for use in the U.S. securities markets which represent and may be converted into the underlying foreign security.

SECURITIES LENDING
The lending of portfolio securities to broker-dealers, banks, and other institutions may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to a Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions which the Adviser has determined are creditworthy. The Funds may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral which the custodian for a Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificate of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, the Funds will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If the Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect a Fund, the Adviser believes that the potential benefits that may accrue to a Fund as a consequence of securities lending will outweigh any such increase in risk.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time a Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high-grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Funds will meet its obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that a Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
The Funds are permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Funds may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, a Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, a Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund could suffer a loss. In addition, a Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities which it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.



COMPUTATION OF NET ASSET VALUE


Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the Funds' net asset value per share. The customary national business holidays observed by the New York Stock Exchange and on which the Fund is closed are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays.

CALCULATION OF PERFORMANCE DATA


Advertisements and other sales literature for the Funds may refer to cumulative total return, average annual total return and yield.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:



       CTR     =   (ERV-P)
                   (-----) X 100
                   (  P  )
       CTR     =   cumulative total return
       ERV     =   ending redeemable value at the end of the period of a
                   hypothetical $1,000 payment made at the beginning of such
                   period
       P       =   initial payment of $1,000
This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            P(1+T)^n  =     ERV
                  P   =     a hypothetical initial payment of $1,000;
                  T   =     average annual total return;
                  n   =     number of years; and
                ERV =       ending redeemable value at the end of the period of
                            a hypothetical $1,000 payment made at the beginning of such period.
This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      [(a-b   )^6  ]
                    Yield =          2[(--- +1)  -1]
                                      [(cd    )    ]

                    a  = dividends and interest earned during the periods;

                    b  = expenses accrued for the period (net of
                         reimbursements);

                    c  = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                    d  = the maximum offering price per share on the last day
                         of the period.



MANAGEMENT


Each director, who is not also an officer, is paid by the Sit Mutual Funds (the "Sit Funds") as a group, an annual fee of $8,000, $2,000 for each meeting attended, and receives reimbursement for travel and other expenses. The Sit Funds are a family of thirteen no-load, open-end, diversified, management investment companies, as defined in the 1940 Act, and includes the Sit Science and Technology Fund and the Sit Regional Growth Fund. Sit Investment Associates, Inc. serves as the adviser for each of the Sit Funds. The names, addresses, principal occupations and other affiliations of directors and officers of the Funds are given below. Except as noted below, the business address of each officer and director is the same as that of the Adviser - 4600 Norwest Center, Minneapolis, Minnesota, 55402-4130.


                                     POSITION WITH
NAME & ADDRESS                            THE FUND      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------                       -------------      ----------------------------------------

Eugene C. Sit *                      Director and       Chairman, CEO and CIO Sit Investment Associates, Inc. (the
                                     Chairman           "Adviser"); Chairman and CEO of Sit/Kim International Investment
                                                        Associates, Inc. ("Sit/Kim"); Director and Chairman of the Sit Funds
                                                        and Director of SIA Securities Corp. (the "Distributor")

Peter L. Mitchelson *                Director and       President and Director of the Adviser; Executive Vice President and
                                     Vice Chairman      Director the of Sit/Kim; Director and Vice Chairman of the Sit Funds
                                                        and Director the Distributor

William E. Frenzel *                 Director           Senior Visiting Scholar at The Brookings Institution; Advisory
1775 Massachusetts Ave. NW                              Director of the Adviser; Director of Sit/Kim; formerly a Senior
Washington, DC  20036                                   member of Congress and a ranking member on the House Ways and Means
                                                        Committee and Vice Chairman of the House Budget Committee; Director
                                                        of the Sit Funds

John E. Hulse                        Director           Director, Vice Chairman and Chief Financial Officer at Pacific
4303 Quail Run Lane                                     Telesis Group until June 1992; Trustee, Benild Religious &
Danville, CA  94506                                     Charitable Trust; Trustee, Pacific Gas & Electric Nuclear
                                                        Decommissioning Trust; Director of the Sit Funds

Sidney L. Jones                      Director           Adjunct Faculty, Center for Public Policy Education, The Brookings
8505 Parliament Drive                                   Institution; Visiting Research Associate in Economics at Carleton
Potomac, MD  20854                                      College; Former Assistant Secretary for Economic Policy, United
                                                        States Department of the Treasury; Director of the Sit Funds

Donald W. Phillips                   Director           President of Forstmann-Leff International, Inc.; Executive Vice
111 West Jackson Boulevard                              President of Equity Financial and Management Company until 1997,
Chicago, IL  60604                                      Chairman of Equity Institutional Investors, Inc. until 1997; Chief
                                                        Investment Officer of Ameritech, Inc., Chicago, IL until 1990;
                                                        Director of the Sit Funds

Melvin C. Bahle                      Director           Financial consultant; Director and/or Officer of several companies,
#1 Muirfield Lane                    Emeritus           foundations and religious organizations; Director of the Sit Funds
St. Louis, MO  63141



                                     POSITION WITH
NAME & ADDRESS                            THE FUND      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------                       -------------      ----------------------------------------

Erik S. Anderson                     Vice               Vice President - Equity Research & Portfolio Management of the
                                     President-         Adviser and Vice President - Investments Sit Mutual Funds, Inc., Sit
                                     Investments        Mid Cap Growth Fund, Inc., and Sit Large Cap Growth Fund, Inc.

Michael P. Eckert                    Vice President -   Vice President - Group Manager of the Sit Funds
                                     Group Manager

Michael J. Radmer                    Secretary          Partner of the Fund's general counsel, Dorsey & Whitney LLP;
220 South Sixth Street                                  Secretary of the Sit Funds
Minneapolis, MN

Paul E. Rasmussen                    Vice President &   Vice President, Secretary and Controller for the Adviser; and
                                     Treasurer          Sit/Kim; Vice President and Treasurer of the Sit Funds; President
                                                        and Treasurer of the Distributor

Ronald D. Sit                        Vice               Vice President - Equity Research and Portfolio Management of the
                                     President-         Adviser; Vice President - Investments Sit Mutual Funds, Inc., Sit
                                     Investments        Mid Cap Growth Fund, Inc., and Sit Large Cap Growth Fund, Inc.

Mary K. Stern                        President          President of the Sit Funds; Vice President - Mutual Funds of
                                                        Adviser; Formerly President of Mutual Fund Group and Executive Vice
                                                        President of Society Bank until 1993; Vice President of Norwest Bank
                                                        Minnesota, N.A. until 1992.

John T. Groton, Jr.**                Vice               Vice President - Equity Research Analyst of Adviser; Formerly
                                     President-         Senior Financial Analyst with Andersen Consulting.
                                     Investments

John K. Butler**                     Vice               Vice President - Equity Research Analyst of Adviser; Formerly Senior
                                     President-         Financial Analyst with Norwest Capital Advisors.
                                     Investments


* Directors who are deemed to be "interested persons" of the Fund as that term is defined by the Investment Company Act of 1940. Messrs. Sit and Mitchelson are interested persons because they are officers of the Adviser. Mr. Frenzel may be deemed to be an interested person of the Fund because he is an advisory director of the Adviser.

** Sit Regional Growth Fund only.

Mr. Ronald D. Sit is a son of Eugene C. Sit.

INVESTMENT ADVISER


The Adviser has served as the investment adviser for the Funds since the inception of each Fund.

TERMS OF FUND'S INVESTMENT MANAGEMENT AGREEMENT
Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the Fund's Board of Directors or shareholders and by a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
Under the Science and Technology Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to 1.50% percent of the average daily net assets of the Fund. Under the Regional Growth Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to 1.25% percent of the average daily net assets of the Fund. However, under each of the Agreements, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

For the period of inception of each Fund through December 31, 1998 the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) to 1.25% of the Science and Technology Fund's average daily net assets and 1.00% of the Regional Growth Fund's average daily net assets. After December 31, 1998, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion.

DISTRIBUTOR


Sit Mutual Funds, Inc. (the "Company") on behalf of the Science and Technology Fund and the Regional Growth Fund have entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as the Fund's principal underwriter. Securities will market each Fund's shares only to certain institutional investors and all other sales of each Fund's shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.



BROKERAGE


Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Fund from these transactions. The Adviser believes that most research services it receives generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement, a broker agrees to pay a fund's custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of either Fund. Some investment companies enter into arrangements that provide for specified or reasonably ascertainable fee reductions in exchange for the use of fund assets ("expense offset arrangements"). Under such expense offset agreements, expenses are reduced by foregoing income rather than by re-characterizing them as capital items. For example, a fund may have a "compensating balance" agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser does not intend to enter into expense offset agreements involving assets of either Fund. Most securities trades will be executed through U.S. brokerage firms and commercial banks.

Foreign equity securities may be held in the form of American Depository Receipts ("ADRs"). ADRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

Fund management does not currently anticipate that the Funds will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Fund or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Lipper Analytical Securities Corporation ("LAS"), unaffiliated registered broker-dealers located in Dallas and New York respectively. All transactions placed with CIS and LAS are subject to the above criteria. CIS and LAS provide the Adviser with a wide variety of economic, performance, and investment research information.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other investment companies. When the Funds and other client(s) simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client(s). In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of the date of this Statement of Additional Information, there were 10 shares of the Sit Science and Technology Growth Fund and the Sit Regional Growth Fund outstanding. All such shares were acquired by the Adviser, Sit Investment Associates, for investment purposes. The Adviser is located at 4600 Norwest Center, 90 South 7th Street, Minneapolis, Minnesota.



TAXES


The tax status of the Funds and the distributions which it may make are summarized in the prospectus in the section entitled "Taxes." Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; (3) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities, options, futures, or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies). (The requirement under clause (3) above has been repealed, effective for the taxable year of the funds beginning July 1, 1998).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS


The information contained in the financial statements and annual reports to shareholders of the Funds is incorporated by reference in this Statement of Additional Information.



OTHER INFORMATION


CUSTODIAN, COUNSEL,  AND ACCOUNTANTS
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds; and KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, acts as the Funds' independent accountants.



LIMITATION OF DIRECTOR LIABILITY


Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. However, the Funds intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Funds may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) under the 1940 Act, the Board of Directors of the Funds shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing so to do by the record holders of not less than 10 percent of the outstanding shares. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto. The Funds will assist in communications with other shareholders as required by
Section 16(c) of the 1940 Act.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS

     MOODY'S INVESTORS SERVICE, INC.
          Aaa  Judged to be the best quality, carry the smallest degree of investment risk.
          Aa   Judged to be of high quality by all standards.
          A    Possess many favorable investment attributes and are to be considered as higher medium grade obligations.
          Baa  Medium grade obligations. Lack outstanding investment characteristics.
          Ba   Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
          B    Generally lack characteristics of a desirable investment.
               Assurance of interest and principal payments over any long period of time may be small.
          Caa  May be present elements of danger with respect to principal or interest or may be in default
          Ca   Represent obligations which are speculative in a high degree.
               Often in default.
          C    Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.
          Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     STANDARD & POOR'S CORPORATION
          AAA  Highest grade obligations and possess the ultimate degree of protection as to principal and interest.
          AA   Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree.
          A    Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe.
          BBB  Considered investment grade with adequate capacity to pay interest and repay principal.
          BB   Judged to be speculative with some inadequacy to meet timely interest and principal payments.
          B    Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
          CCC  Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
          CC   Applied to debt subordinated to senior debt.
          C    Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
          Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

     FITCH INVESTORS SERVICE, INC.
          AAA  Highest credit quality with exceptional ability to pay interest and repay principal.
          AA   Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA.
          A    Investment grade with high credit quality. Ability to pay
               interest and repay principal is strong.
          BBB  Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
          BB   Considered speculative. Ability to pay interest and repay
               principal may be affected over time by adverse economic changes.
          B    Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
          CCC  Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
          CC   Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
          C    Imminent default in payment of interest or principal.

          + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

     DUFF & PHELPS CREDIT RATING CO.
          AAA                       Highest credit quality, risk factors are
                                    negligible.
          AA+, AA, AA-              High credit quality with moderate risk.
          A+,  A, A-                Protection factors are average but adequate,
                                    however, risk factors are more variable and
                                    greater in periods of economic stress.
          BBB+, BBB, BBB-           Below average protection factors, but still
                                    considered sufficient for prudent
                                    investment.
          BB+, BB, BB-              Below investment grade but likely to meet
                                    obligations when due.
          B+,  B, B-                Below investment grade and possessing risk
                                    that obligations will not be met when due.
          CCC                       Well below investment grade. May be in
                                    default or considerable uncertainty as to timely payment of interest and/or principal.

COMMERCIAL PAPER RATINGS
     MOODY'S
         Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     STANDARD & POOR'S
         The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.

     FITCH'S
         F-1+ Exceptionally strong credit quality

     DUFF & PHELPS'
          Category 1 (top grade):
          Duff1+      Highest certainty of timely payment
          Duff1       Very high certainty of timely payment
          Duff1-      High certainty of timely payment

                                     Part C

                                Other Information

Item 24.     Financial Statements and Exhibits

     (a) Financial Statements (incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement).

     (b)     Exhibits

          1. Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement).

          1.1 Certificate of Designation (incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement)

          2.   Amended Bylaws (filed herewith)

          3.   Not applicable

          4.   Specimen Copy of Share Certificate (filed herewith)

          5.   Investment Management Agreement (filed herewith)

          6.   Underwriting and Distribution Agreement (filed herewith)

          7.   Not applicable

          8.1  Custodian Agreement (filed herewith)

          8.2  Transfer Agency and Services Agreement (filed herewith)

          8.3  Accounting Services Agreement (filed herewith)

          9.   Not applicable

          10.  Opinion and Consent of Dorsey & Whitney (filed herewith)

          11. Consent of KPMG Peat Marwick (incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.)

          12.  Not applicable

          13.  Letter of Investment Intent (filed herewith.)

          14.  Not applicable

          15.  Not applicable

          16. Calculations of Performance Data (incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.)

          17. Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement.)

Item 25. Persons Controlled by or Under Common Control with Registrant See the section of the Prospectus entitled "Management" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 26. Number of Holders of Securities
         The number of holders of shares of Sit Mutual Funds, Inc. as of September 30, 1997 are:

         Title of Class                                 Number of Record Holders
         Common Stock, par value of $.01 per share

              Series A                                          2,090
              Series B                                            134
              Series C                                            557
              Series D                                          1,626
              Series E                                           None
              Series F                                           None

Item 27. Indemnification

     The Registrant's Articles of Incorporation provides that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;

     (b)  acted in good faith;

     (c)  received no improper personal benefit;

     (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;

     (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and

     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     Advances. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under
Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     Undertaking. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and other Connections of Investment Adviser
     Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Below is a list of the officers and directors of the Adviser and their business/employment during the past two years.

                                 Business and Employment During Past Two Years;
     Name                        Principal Business Address
     ----                        --------------------------

     Eugene C. Sit               Chairman, CIO and Treasurer of the
                                 Adviser; Chairman and CEO of the Sit/Kim
                                 International Investment Associates, Inc.
                                 ("Sit/Kim"); Chairman of the Board of Directors of all Sit Mutual Funds.

     Peter L. Mitchelson         President and Director of the
                                 Adviser; Director and Executive Vice President of Sit/Kim; Senior Portfolio Manager of the Sit
                                 Large Cap Growth Fund; Vice Chairman & Director of all Sit Mutual Funds.

     Michael C. Brilley          Senior Vice President and Senior Fixed Income
                                 Officer of the Adviser; Director and Senior
                                 Vice President of Sit U.S. Government
                                 Securities Fund, Inc., Sit Money Market Fund,
                                 Inc., Sit Mutual Funds II, Inc. and Sit
                                 Balanced Fund.

     Frederick Adler             Director of the Adviser; Venture Capitalist,
                                 Managing Partner,
                                 Venad Management, Inc.
                                 1520 S. Ocean Boulevard
                                 Palm Beach, FL 33480

     Norman Bud Grossman         Director of the Adviser;  President,
                                 Cogel Management;
                                 4670 Norwest Center
                                 Minneapolis MN  55402

     William E. Frenzel          Advisory Director of the Adviser; Director of
                                 Sit/Kim; Director of all Sit Mutual Funds
                                 Massachusetts Avenue N.W.
                                 Washington, D.C.  20036

     Erik S. Anderson            Vice President - Equity Research and Portfolio
                                 Management of the Adviser

     John K. Butler              Vice President - Equity Research of the Adviser

     Gary T. Dvorchak            Vice President - Equity Research of the Adviser

     Michael P. Eckert           Vice President - Group Manager of all Sit Funds

     John T. Groton, Jr.         Vice President - Equity Research of the Adviser

     Paul E. Rasmussen           Vice President, Secretary and Controller of
                                 the Adviser and Sit/Kim; Vice President and
                                 Treasurer of all Sit Mutual Funds.

                                 Business and Employment During Past Two Years;

     Name                        Principal Business Address
     ----                        --------------------------

     Debra A. Sit                Vice President - Bond Investments of the
                                 Adviser; Officer of all Sit Mutual Funds;
                                 Assistant Treasurer and Assistant Secretary of
                                 Sit/Kim

     Ronald D. Sit               Vice President - Equity Research and Portfolio
                                 Management of the Adviser

     Mary K. Stern               Vice President - Mutual Funds and President of
                                 all Sit Mutual Funds


Item 29. Principal Underwriters
     The Distributor for the Registrant is SIA Securities Corp., 4600 Norwest Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Sit Mutual Funds, which include the Registrant.

     Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                               Business and Employment During Past Two Years;
     Name                      Principal Business Address

     Eugene C. Sit             Chairman, CIO and Treasurer of the Adviser;
     Director                  Chairman and CEO of Sit/Kim International
                               Investment Associates, Inc. ("Sit/Kim"); Chairman of the Board of Directors of all Sit Mutual
                               Funds.

     Peter L. Mitchelson       President and Director of the Adviser;
     Director                  Director and Executive Vice President of Sit/Kim;
                               Senior Portfolio Manager of the Sit Large Cap
                               Growth Fund; Vice Chairman & Director of all Sit
                               Mutual Funds.

     Paul E. Rasmussen         Vice President, Secretary and Controller for the
     President &               Adviser and Sit/Kim, Vice President & Treasurer
     Treasurer                 of all Sit Mutual Funds


Item 30.   Location of Accounts and Records

     The Custodian for Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for each Registrant is First Data Investor Services, 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Norwest Center, Minneapolis, MN 55402.

Item 31.   Management Services          Not applicable

Item 32.   Undertakings

     (a) Not applicable

     (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of its Series E and Series F common shares.

     (c) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of such Registrant's outstanding shares and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


     (d) Registrant undertakes to furnish each person to whom a prospectus or any series of the Registrant is sent the latest Annual Report of such series. Such Annual Report will be furnished by the Registrant without charge upon request by such person.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 3rd day of November, 1997.

                                 SIT MUTUAL FUNDS, INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    -------------------------------------------
                                    Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions reflected in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

           Signature and Title

 /s/ Eugene C. Sit                                     Dated:   November 3, 1997
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)

 /s/ Paul E. Rasmussen                                 Dated:   November 3, 1997
-------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director *

John E. Hulse, Director *

Sidney L. Jones, Director *

Peter L. Mitchelson, Director *

Donald W. Phillips, Director *


* By /s/ Eugene C. Sit                                 Dated:   November 3, 1997
    -------------------------------------
     Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
     previously with the Commission.)

                             SIT MUTUAL FUNDS, INC.

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT                                                            PAGE
NUMBER     NAME OF EXHIBIT                                         NUMBER
------     ---------------                                         ------

   2       Amended Bylaws                                           C-8

   4       Specimen Copy of Share Certificates                      C-24

   5       Investment Management Agreement                          C-28

   6       Underwriting and Distribution Agreement                  C-32

  8.1      Custodian Agreement                                      C-36

  8.2      Transfer Agency and Services Agreement                   C-61

  8.3      Accounting Services Agreement                            C-80

  10       Opinion and Consent of Dorsey & Whitney                  C-91

  13       Letters of Investment Intent                             C-93